                                                                    Exhibit 99.2

EXHIBIT C

CLASS A CUSIP #00761HBC4
CLASS B CUSIP #00761HBD2
CLASS C CUSIP #00761HBE0

                         MONTHLY NOTEHOLDER'S STATEMENT
                               ADVANTA BANK CORP.
                       ADVANTA BUSINESS CARD MASTER TRUST
                                  SERIES 2003-D
                           PERIOD ENDING JULY 31, 2006

Capitalized terms used in this statement have their respective meanings set forth in the Master Indenture as amended and as supplemented by the Series 2003-D Indenture Supplement, the Transfer and Servicing Agreement as amended or the Trust Agreement as amended. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as amended and as supplemented by the Series 2003-D Indenture Supplement.

The information which is required to be prepared with respect to the Payment Date of August 21, 2006 and with respect to the performance of the Trust during the Monthly Period of July 1, 2006 through July 31, 2006 is set forth below.

The Interest Period for all classes includes the previous Payment Date through and including the day preceding the current Payment Date. Interest is calculated on the basis of 360-day year and the actual number of days in the related Interest Period.

The Record Date with respect to the current Payment Date is August 18, 2006.

The Determination Date with respect to the current calendar month is August 10, 2006.

The documents mentioned above may be found in the following Securities and Exchange Commission ("SEC") filings.

Master Indenture, dated as of    Included in Exhibit 4.1 to the Form 8-K filed
August 1, 2000.                  with the SEC on August 30, 2000 by Advanta
                                 Business Receivables Corp.

Amendment No. 1 to the Master    Included in Exhibit 4.1 to the Form 8-K filed
Indenture, dated as of           with the SEC on May 19, 2006 by Advanta
May 9, 2006.                     Business Receivables Corp.

Series 2003-D Indenture          Included in Exhibit 4.1 to the Form 8-K filed
Supplement, dated as of          with the SEC on December 10, 2003 by Advanta
December 1, 2003.                Business Receivables Corp.

Transfer and Servicing           Included in Exhibit 4.3 to the Form 8-K filed
Agreement ("TSA"), dated as      with the SEC on August 30, 2000 by Advanta
of August 1, 2000.               Business Receivables Corp.

Amendment No. 1 to the TSA,      Included in Exhibit 4.3 to the Form 8-K filed
dated as of May 9, 2006.         with the SEC on May 19, 2006 by Advanta
                                 Business Receivables Corp.

Trust Agreement, dated as of     Included in Exhibit 4.4 to the Form 8-K filed
August 1, 2000.                  with the SEC on August 30, 2000 by Advanta
                                 Business Receivables Corp.

Amendment No. 1 to the Trust     Included in Exhibit 4.2 to the Form 8-K filed
Agreement, dated as              with the SEC on May 19, 2006 by Advanta
of May 9, 2006.                  Business Receivables Corp.

I. Information regarding the current monthly principal distribution to the Noteholders

                            Total amount of
                         principal to be paid   Per $1,000
                         --------------------   ----------
1. Class A Noteholders            $--               --
2. Class B Noteholders            $--               --
3. Class C Noteholders            $--               --
4. Class D Noteholders            $--               --

II. Information regarding the current monthly interest distribution to the Noteholders

                           Total amount of
                         interest to be paid   Per $1,000
                         -------------------   ----------
1. Class A Noteholders      $1,606,579.20        5.02056
2. Class B Noteholders      $  214,702.94        5.80278
3. Class C Noteholders      $  213,391.80        7.35834
4. Class D Noteholders      $  160,261.17       11.44723

III. Information regarding the total monthly distribution to the Noteholders

                          Total amount
                           to be paid    Per $1,000
                         -------------   ----------
1. Class A Noteholders   $1,606,579.20     5.02056
2. Class B Noteholders   $  214,702.94     5.80278
3. Class C Noteholders   $  213,391.80     7.35834
4. Class D Noteholders   $  160,261.17    11.44723

IV. Information regarding the performance of the Advanta Business Card Master Trust

   1.   The aggregate amount of such Collections with respect
        to Principal Receivables for the Monthly Period preceding
        such Payment Date .......................................                  $  910,515,779.81
                                                                                   -----------------

   2.   The aggregate amount of such Collections with respect to
        Finance Charge and Administrative Receivables for the
        Monthly Period preceding such Payment Date ..............                  $   69,099,447.82
                                                                                   -----------------

   2a.  Interchange for the Monthly Period preceding such Payment
        Date (included in the amount shown above on line
        item IV.2.) .............................................                  $   16,299,168.26
                                                                                   -----------------

   2b.  Recoveries for the Monthly Period preceding such Payment
        Date (included in the amount shown above on line
        item IV.2.) .............................................                  $    1,152,253.47
                                                                                   -----------------

   3.   The Defaulted Amount for the preceding Monthly Period ...                  $   14,762,773.40
                                                                                   -----------------

   4.   The annualized percentage equivalent of a fraction, the
        numerator of which is the Defaulted Amount less
        Recoveries for the preceding Monthly Period, and the
        denominator is the average Receivables for the preceding
        Monthly Period ..........................................                               3.84%
                                                                                   -----------------

   5.   The total amount of Principal Receivables in the Trust at
        the beginning of the preceding Monthly Period ...........                  $4,158,153,555.78
                                                                                   -----------------

   6.   The total amount of Principal Receivables in the Trust as
        of the last day of the preceding Monthly Period .........                  $4,222,214,291.17
                                                                                   -----------------
   7.   The total amount of Finance Charge and Administrative
        Receivables in the Trust at the beginning of the preceding
        Monthly Period ..........................................                  $   59,834,345.32
                                                                                   -----------------

   8.   The total amount of Finance Charge and Administrative
        Receivables in the Trust as of the last day of the
        preceding Monthly Period ................................                  $   59,776,168.01
                                                                                   -----------------

   9.   The aggregated Adjusted Invested Amounts of all Series of
        Notes outstanding as of the last day of the preceding
        Monthly Period ..........................................                  $3,326,718,346.00
                                                                                   -----------------

   10.  The Transferor Interest as of the last day of the
        preceding Monthly Period ................................                  $  895,495,945.17
                                                                                   -----------------

   11.  The transferor percentage as of the last day of the
        preceding Monthly Period ................................                              21.21%
                                                                                   -----------------

   12.  The Required Transferor Percentage ......................                               6.00%
                                                                                   -----------------

   13.  The Required Transferor Interest ........................                  $  253,332,857.47
                                                                                   -----------------

   14.  The monthly principal payment rate for the preceding
        Monthly Period ..........................................                              21.90%
                                                                                   -----------------

   15.  The balance in the Excess Funding Account as of the last
        day of the preceding Monthly Period .....................                  $              --
                                                                                   -----------------

   16. The aggregate outstanding balance of the Accounts which were delinquent as of the close of business on the last day of the Monthly Period preceding such Payment Date:

                                                Percentage      Aggregate
                                                 of Total        Account
                                               Receivables       Balance
                                               -----------   ---------------
(a) Delinquent between 30 days and 59 days        0.79%      $ 33,638,528.06
(b) Delinquent between 60 days and 89 days        0.61%      $ 26,214,723.36
(c) Delinquent between 90 days and 119 days       0.49%      $ 21,172,091.09
(d) Delinquent between 120 days and 149 days      0.40%      $ 17,021,807.24
(e) Delinquent between 150 days and 179 days      0.42%      $ 17,818,357.15
(f) Delinquent 180 days or greater                0.00%      $            --
                                                  ----       ---------------
(g) Aggregate                                     2.71%      $115,865,506.90
                                                  ====       ===============

V.   Information regarding Series 2003-D

   1.   The amount of Principal Receivables in the Trust
        represented by the Invested Amount of Series 2003-D as of
        the last day of the related Monthly Period ..............                  $  400,000,000.00
                                                                                   -----------------

   2.   The amount of Principal Receivables in the Trust
        represented by the Adjusted Invested Amount of Series
        2003-D on the last day of the related Monthly Period ....                  $  400,000,000.00
                                                                                   -----------------

                                                                    NOTE FACTORS

   3.   The amount of Principal Receivables in the Trust
        represented by the Class A Note Principal Balance on the
        last day of the related Monthly Period ..................         1.0000   $  320,000,000.00
                                                                                   -----------------

   4.   The amount of Principal Receivables in the Trust
        represented by the Class B Note Principal Balance on the
        last day of the related Monthly Period ..................         1.0000   $   37,000,000.00
                                                                                   -----------------

   5.   The amount of Principal Receivables in the Trust
        represented by the Class C Note Principal Balance on the
        last day of the related Monthly Period ..................         1.0000   $   29,000,000.00
                                                                                   -----------------

   6.   The amount of Principal Receivables in the trust
        represented by the Class D Note Principal Balance on the
        last day of the related Monthly Period ..................         1.0000   $   14,000,000.00
                                                                                   -----------------

   7.   The Floating Investor Percentage with respect to the
        period:
        July 1, 2006 through July 19, 2006                                                 9.6196544%
                                                                                   -----------------
        July 20, 2006 through July 31, 2006                                                9.3863010%
                                                                                   -----------------

   8.   The Fixed Investor Percentage with respect to the period:
        July 1, 2006 through July 19, 2006                                                       N/A
                                                                                   -----------------
        July 20, 2006 through July 31, 2006                                                      N/A
                                                                                   -----------------

   9.   The amount of Investor Principal Collections applicable
        to Series 2003-D ........................................                  $   86,721,476.12
                                                                                   -----------------

   10a. The amount of Available Finance Charge Collections on deposit in the Collection Account for the related Monthly
        Period ..................................................                  $    4,927,952.68
                                                                                   -----------------

   10b. Pursuant to Section 8.04(a) of the Master Indenture, the
        amount of Available Finance Charge Collections not on
        deposit in the Collection Account for the related Monthly
        Period ..................................................                  $    1,672,087.92
                                                                                   -----------------

   11.  The Investor Default Amount for the related Monthly
        Period ..................................................                  $    1,388,849.22
                                                                                   -----------------

   12.  The Monthly Servicing Fee for the related Monthly
        Period ..................................................                  $      666,666.67
                                                                                   -----------------

   13.  The excess spread amount for the related Monthly Period
        (Available Finance Charge Collections minus the sum of
        the amounts determined pursuant to subsections 4.04 (a)
        (i) - (v) and subsection 4.04 (a) (viii) of the Series
        2003-D Indenture Supplement) ............................                  $    2,349,589.60
                                                                                   -----------------

   14.  Trust yields for the related Monthly Period
        a. The cash yield for the related Monthly Period ........                              19.80%
                                                                                   -----------------
        b. The default rate for the related Monthly Period ......                               4.17%
                                                                                   -----------------
        c. The Net Portfolio Yield for the related Monthly
           Period ...............................................                              15.63%
                                                                                   -----------------
        d. The Base Rate for the related Monthly Period .........                               8.58%
                                                                                   -----------------
        e. The Excess Spread Percentage for the related Monthly
           Period ...............................................                               7.05%
                                                                                   -----------------
        f. The Quarterly Excess Spread Percentage for the related
           Monthly Period .......................................                               7.94%
                                                                                   -----------------
           i)   Excess Spread Percentage related to
                Jul-06 ..........................................                               7.05%
                                                                                   -----------------
           ii)  Excess Spread Percentage related to
                Jun-06 ..........................................                               7.23%
                                                                                   -----------------
           iii) Excess Spread Percentage related to
                May-06 ..........................................                               9.54%
                                                                                   -----------------
   15.  Floating Rate Determinations:

   LIBOR for the Interest Period from July 20, 2006 through and
   including August 20, 2006 ....................................                            5.37813%
                                                                                   -----------------
   16.  Principal Funding Account
        a. The beginning Principal Funding Account Balance
           (ending balance as of the previous Payment Date) .....                  $              --
                                                                                   -----------------
        b. Principal Funding Investment Proceeds for the related
           Payment Date .........................................                  $              --
                                                                                   -----------------
        c. Principal Funding Investment Proceeds withdrawn and
           deposited into the Collection Account to be treated as
           Available Finance Charge Collections for the related
           Payment Date .........................................                  $              --
                                                                                   -----------------
        d. During the Controlled Accumulation Period, the Monthly
           Principal deposited into the Principal Funding
           Account ..............................................                  $              --
                                                                                   -----------------
        e. On the earliest to occur of (a) the first Payment Date
           during the Early Amortization Period and (b) the
           Expected Final Principal Payment Date, the amount
           withdrawn for payment to the Noteholders .............                  $              --
                                                                                   -----------------
        f. The ending Principal Funding Account Balance on the
           related Payment Date .................................                  $              --
                                                                                   =================
        g. The Accumulation Shortfall with respect to the related
           Monthly Period .......................................                  $              --
                                                                                   -----------------
   17.  Reserve Account

        a. The beginning Reserve Account balance (ending balance
           as of the previous Payment Date) .....................                  $      500,000.00
                                                                                   -----------------
        b. Interest earnings on the Reserve Account .............                  $          840.92
                                                                                   -----------------
        c. Interest earnings on the Reserve Account withdrawn and
           deposited into the Collection Account to be treated as
           Available Finance Charge Collections for the related
           Payment Date .........................................                  $          840.92
                                                                                   -----------------
        d. On each Payment Date from and after the Reserve
           Account Funding Date, the amount deposited into the
           Reserve Account pursuant to subsection 4.04(a)(vii) of
           the Series 2003-D Indenture Supplement ...............                  $              --
                                                                                   -----------------
        e. The Reserve Draw Amount deposited into the Collection
           Account and treated as Available Finance Charge
           Collections for the related Monthly Period ...........                  $              --
                                                                                   -----------------
        f. The Reserve Account Surplus withdrawn and deposited
           into the Cash Collateral Account .....................                  $              --
                                                                                   -----------------
        g. Amount withdrawn from the Reserve Account and paid to
           the holders of the Trust Beneficial Interests pursuant
           to subsection 4.10(f) of the Series 2003-D Indenture
           Supplement ...........................................                  $              --
                                                                                   -----------------
        h. The ending Reserve Account balance on the related
           Payment Date .........................................                  $      500,000.00
                                                                                   =================
        i. The Required Reserve Account Amount on the related
           Payment Date .........................................                  $      500,000.00
                                                                                   -----------------
        j. The Available Reserve Account Amount on the related
           Payment Date .........................................                  $      500,000.00
                                                                                   -----------------
   18.  Cash Collateral Account

        a. The beginning Cash Collateral Account balance (ending
           balance as of the previous Payment Date) .............                  $    9,000,000.00
                                                                                   -----------------
        b. Investment Earnings since the preceding Payment Date .                  $       38,943.21
                                                                                   -----------------
        c. Amount withdrawn from the Cash Collateral Account to
           cover disbursements pursuant to subsections 4.04(a)
           (iv) and 4.04(a)(viii) of the Series 2003-D Indenture
           Supplement ...........................................                  $              --
                                                                                   -----------------
        d. Amount withdrawn from the Cash Collateral Account on
           the Series 2003-D Final Maturity Date for
           distributions to the Class C Noteholders and the Class
           D Noteholders ........................................                  $              --
                                                                                   -----------------
        e. Amount withdrawn from the Cash Collateral Account on
           the day following the occurrence of an Event of
           Default for distributions to the Class C Noteholders
           and the Class D Noteholders ..........................                  $              --
                                                                                   -----------------
        f. Amount deposited into the Cash Collateral Account to
           cover any Cash Collateral Account Deficiency .........                  $              --
                                                                                   -----------------
        g. Amount withdrawn from the Cash Collateral Account
           equaled to the excess over the Required Cash
           Collateral Account Amount and paid to the
           Transferor ...........................................                  $       38,943.21
                                                                                   -----------------
        h. Remaining Cash Collateral Account amount withdrawn on
           the date on which the Class C Note Principal Balance
           and the Class D Note Principal Balance have been paid
           in full and paid to the Transferor ...................                  $              --
                                                                                   -----------------
        i. The ending Cash Collateral Account balance on the
           related Payment Date .................................                  $    9,000,000.00
                                                                                   =================
        j. The Required Cash Collateral Account Amount on the
           related Payment Date .................................                  $    9,000,000.00
                                                                                   -----------------
        k. The Available Cash Collateral Account Amount on the
           related Payment Date .................................                  $    9,000,000.00
                                                                                   -----------------

   19.  Investor Charge-Offs

        a. The aggregate amount of Investor Charge-Offs for the
           related Monthly Period ...............................                  $              --
                                                                                   -----------------
        b. The aggregate amount of Investor Charge-Offs
           reimbursed on the Payment Date .......................                  $              --
                                                                                   -----------------

   20.  The Monthly Principal Reallocation Amount for the related
        Monthly Period ..........................................                  $              --
                                                                                   -----------------

                                        Advanta Bank Corp.
                                        as Servicer


                                        By: /s/ DAVID WEINSTOCK
                                            ---------------------------------
                                        Name: David Weinstock
                                        Title: Vice President